COMMITMENTS (Details) - USD ($)	Sep. 30, 2018	Dec. 31, 2017	Oct. 30, 2017
Commitments and Contingencies Disclosure [Abstract]
2018		$ 50,274	$ 168,824
2019	32,432	38,739
2020	195,574	195,574
2021	201,501	201,501
2022	189,837	189,837
TOTAL	$ 619,344	$ 675,925